Share-based Compensation - Nio Incentive Plans - Options Assumptions and Unrecognized (Details) - Options - Nio Incentive Plan [Member] ¥ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021 $ / shares	Sep. 30, 2020 $ / shares	Dec. 31, 2020 CNY (¥)	Sep. 30, 2021 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Expected volatility	55.00%	54.00%
Expected forfeiture rate (pre-vesting)	2.00%	6.00%
Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expenses, Options | ¥			¥ 109,905	¥ 68,965
Weighted-average period for unrecognized expenses expected to be recognized	2 years 18 days		2 years 8 months 23 days
Non-employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation, service period met | ¥			¥ 430,414	¥ 483,798
Weighted-average period for unrecognized expenses expected to be recognized	1 year 4 months 24 days		2 years 3 days
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (US$)	$ 2.39	$ 2.38
Fair value of the ordinary shares on the date of option grant (US$)	$ 39.54	$ 2.38
Risk-free interest rate	1.08%	0.47%
Expected term (in years)	7 years	7 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (US$)	$ 41.53	$ 13.36
Fair value of the ordinary shares on the date of option grant (US$)	$ 41.53	$ 13.36
Risk-free interest rate	1.47%	0.55%
Expected term (in years)	10 years	10 years